Taxes On Income (Schedule Of Uncertain Tax Positions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unrecognized Tax Benefits [Roll Forward]
Balance at the beginning of the year	$ 94,265	$ 81,058
Additions related to interest and currency translation	17,268	3,614
Tax positions related to prior period	110
Reductions related to tax positions taken during a prior period		(99)
Reductions related to settlement of tax matters	(16,950)	(20,905)
Additions based on tax positions taken during the current period ()	30,487	31,581
Reductions related to a lapse of applicable statute of limitation	(344)	(984)
Balance at the end of the year	$ 124,836	$ 94,265